UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                          as of August 31, 2018 (Unaudited)

DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 94.3%
Senior Loans **
Consumer Discretionary 19.6%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD-LIBOR + 2.250%, 4.326%, 2/16/2024	3,168,276	3,170,763
Abercrombie & Fitch Management Co.,Term Loan B, 1-month USD-LIBOR + 3.500%, 5.57%, 8/7/2021	1,266,250	1,270,606
Academy Ltd.:
Term Loan B, 1-month USD-LIBOR + 4.000%, 6.082%, 7/1/2022	477,263	394,339
Term Loan B, 3-month USD-LIBOR + 4.000%, 6.082%, 7/1/2022	474,918	392,401
Altice Financing SA, First Lien Term Loan, 1-month USD-LIBOR + 2.750%, 4.814%, 1/31/2026	1,279,070	1,239,738
Altice U.S. Finance I Corp., Term Loan B, 1-month USD-LIBOR + 2.250%, 4.326%, 7/28/2025	1,940,474	1,941,289
AMC Entertainment Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 4.313%, 12/15/2023	1,231,250	1,233,688
American Axle and Manufacturing, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.250%, 4.32%, 4/6/2024	401,985	402,538
Term Loan B, 2-month USD-LIBOR + 2.250%, 4.45%, 4/6/2024	273,015	273,390
American Builders & Contractors Supply Co., Inc., Term Loan B, 1-month USD-LIBOR + 2.000%, 4.076%, 10/31/2023	822,917	820,287
Aristocrat Technologies, Inc., First Lien Term Loan, 3-month USD-LIBOR + 1.750%, 4.098%, 10/19/2024	1,067,507	1,066,397
Ascena Retail Group, Inc., Term Loan B, 1-month USD-LIBOR + 4.500%, 6.625%, 8/21/2022	865,673	812,650
Bass Pro Group LLC, Term Loan B, 1-month USD-LIBOR + 5.000%, 7.076%, 9/25/2024	496,250	501,833
Belron Finance U.S. LLC, Term Loan B, 3-month USD-LIBOR + 2.500%, 4.843%, 11/7/2024	672,534	675,897
Caesars Entertainment Operating Co., Term Loan, 1-month USD-LIBOR + 2.000%, 4.076%, 10/6/2024	1,595,990	1,596,588
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD-LIBOR + 2.750%, 4.826%, 12/22/2024	1,600,706	1,607,581
Capital Automotive LP, Second Lien Term Loan, 1-month USD-LIBOR + 6.000%, 8.08%, 3/24/2025 (a)	432,519	442,792
CDS U.S. Intermediate Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.750%, 5.826%, 7/8/2022	410,432	405,172
CH Hold Corp.:
First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 5.076%, 2/1/2024	554,676	557,624
Second Lien Term Loan, 1-month USD-LIBOR + 7.250%, 9.326%, 2/1/2025 (a)	260,000	263,900
Crown Finance U.S., Inc., Term Loan, 1-month USD-LIBOR + 2.500%, 4.576%, 2/28/2025	2,654,440	2,649,131
CSC Holdings LLC:
First Lien Term Loan, 1-month USD-LIBOR + 2.250%, 4.314%, 7/17/2025	2,557,193	2,552,181
Term Loan B, 1-month USD-LIBOR + 2.500%, 4.564%, 1/25/2026	406,590	407,657
Delta 2 (LUX) SARL, Term Loan, 1-month USD-LIBOR + 2.500%, 4.576%, 2/1/2024	2,117,900	2,105,193
Eldorado Resorts LLC:
Term Loan B, 1-month USD-LIBOR + 2.250%, 4.375%, 4/17/2024	173,696	174,619
Term Loan B, 2-month USD-LIBOR + 2.250%, 4.438%, 4/17/2024	42,672	42,899
Term Loan B, 3-month USD-LIBOR + 2.250%, 4.438%, 4/17/2024	154,785	155,607
Fitness International LLC:
Term Loan B, 1-month USD-LIBOR + 3.250%, 5.326%, 4/18/2025	595,371	597,753
Term Loan B, 3-month USD-LIBOR + 3.250%, 5.753%, 4/18/2025	297,686	298,876
Four Seasons Hotels Ltd., First Lien Term Loan, 1-month USD-LIBOR + 2.000%, 4.076%, 11/30/2023	1,639,387	1,641,288
iHeartCommunications, Inc., Term Loan D, 6.75%, 1/30/2019 *	890,000	667,625
ION Media Networks, Inc., Term Loan B3, 1-month USD-LIBOR + 2.750%, 4.83%, 12/18/2020	1,232,854	1,240,559
J. Crew Group, Inc.:
Term Loan, 1-month USD-LIBOR + 3.220%, 5.285%, 3/5/2021	97,781	88,275
Term Loan, 1-month USD-LIBOR + 3.220%, 5.296%, 3/5/2021	70,010	63,204
Term Loan, 3-month USD-LIBOR + 3.220%, 5.554%, 3/5/2021	257,667	232,617
J.C. Penney Corp., Inc., 2016 Term Loan B, 5.0%, 6/23/2023	420,000	387,001
Jeld-Wen, Inc., First Lien Term Loan, 3-month USD-LIBOR + 2.000%, 4.334%, 12/14/2024	891,904	893,300
KAR Auction Services, Inc., Term Loan B5, 1-month USD-LIBOR + 2.500%, 4.625%, 3/9/2023	769,133	772,979
Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD-LIBOR + 2.750%, 5.084%, 8/18/2021	1,083,346	1,034,596
Multi Color Corp., Term Loan B, 1-month USD-LIBOR + 2.250%, 4.326%, 10/31/2024	399,827	401,576
Neiman Marcus Group Ltd., LLC, Term Loan, 1-month USD-LIBOR + 3.250%, 5.33%, 10/25/2020	1,416,096	1,318,739
NEP/NCP Holdco, Inc.:
Term Loan, 1-month USD-LIBOR + 3.250%, 5.326%, 7/21/2022	1,446,165	1,447,069
Second Lien Term Loan, 1-month USD-LIBOR + 7.000%, 9.067%, 1/23/2023	387,710	390,375
Nielsen Finance LLC, Term Loan B4, 1-month USD-LIBOR + 2.000%, 4.071%, 10/4/2023	1,681,486	1,675,651
Numericable Group SA, Term Loan B11, 1-month USD-LIBOR + 2.750%, 4.825%, 7/31/2025	1,316,667	1,253,467
Penn National Gaming, Inc.:
First Lien Term Loan B, 3.25%, 8/14/2025	242,584	243,305
Term Loan B, 1-month USD-LIBOR + 2.500%, 4.576%, 1/19/2024	176,250	176,879
Petco Animal Supplies, Inc., Term Loan B, 3-month USD-LIBOR + 3.250%, 5.592%, 1/26/2023	796,784	586,990
PetSmart, Inc., Term Loan B2, 1-month USD-LIBOR + 3.000%, 5.09%, 3/11/2022	1,220,758	1,054,937
Scientific Games International, Inc., Term Loan B5, 1-month USD-LIBOR + 2.750%, 4.826%, 8/14/2024	2,120,610	2,117,387
Serta Simmons Bedding LLC:
First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 5.571%, 11/8/2023	179,773	155,129
First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 5.581%, 11/8/2023	642,123	554,098
Springer Science+Business Media Deutschland GmbH, Term Loan B13, 1-month USD-LIBOR + 3.500%, 5.576%, 8/15/2022	1,245,465	1,246,467
SRAM LLC:
Term Loan B, 2-month USD-LIBOR + 2.750%, 4.929%, 3/15/2024	419,930	421,768
Term Loan B, 2-month USD-LIBOR + 2.750%, 4.947%, 3/15/2024	423,614	425,467
Term Loan B, Prime Rate + 1.750%, 6.75%, 3/15/2024	9,209	9,249
Tenneco, Inc., 1st Lien Term Loan B, 2.75%, 6/18/2025	1,013,626	1,015,527
TI Group Automotive Systems LLC, Term Loan, 1-month USD-LIBOR + 2.500%, 4.576%, 6/30/2022	1,838,161	1,842,986
Univision Communications, Inc., Term Loan C5, 1-month USD-LIBOR + 2.750%, 4.826%, 3/15/2024	1,989,157	1,914,066
UPC Financing Partnership, Term Loan AR, 1-month USD-LIBOR + 2.500%, 4.563%, 1/15/2026	1,045,304	1,043,349
Virgin Media Bristol LLC, Term Loan K, 1-month USD-LIBOR + 2.500%, 4.563%, 1/15/2026	2,357,877	2,359,351
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 1-month USD-LIBOR + 2.750%, 4.83%, 5/18/2025	2,661,021	2,651,880
WMG Acquisition Corp., Term Loan F, 1-month USD-LIBOR + 2.125%, 4.201%, 11/1/2023	1,427,335	1,423,524
		60,804,069
Consumer Staples 4.7%
Albertson's LLC, Term Loan B6, 3-month USD-LIBOR + 3.000%, 5.311%, 6/22/2023	1,776,038	1,771,598
Energizer Holdings, Inc., Term Loan B, 2.25%, 6/20/2025	372,378	375,171
Fairway Group Acquisition Co.:
Term Loan, 4.0% PIK, 10/3/2021* (a)	2,203,511	22,035
Term Loan, 4.5% PIK, 1/3/2020* (a)	2,493,048	249,305
Golden Nugget, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.817%, 10/4/2023	613,989	616,675
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.823%, 10/4/2023	822,632	826,231
JBS U.S.A. LLC:
Term Loan B, 3-month USD-LIBOR + 2.500%, 4.834%, 10/30/2022	710,793	711,386
Term Loan B, 3-month USD-LIBOR + 2.500%, 4.835%, 10/30/2022	4,006,847	4,010,193
TKC Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.750%, 5.83%, 2/1/2023	1,600,278	1,602,655
U.S. Foods, Inc., Term Loan B, 1-month USD-LIBOR + 2.000%, 4.076%, 6/27/2023	2,456,140	2,456,018
Weight Watchers International, Inc.:
Term Loan B, 1-month USD-LIBOR + 4.750%, 6.840%, 11/29/2024	296,131	300,110
Term Loan B, 3-month USD-LIBOR + 4.750%, 7.090%, 11/29/2024	1,471,821	1,491,603
		14,432,980
Energy 3.9%
California Resources Corp., First Lien Term Loan, 1-month USD-LIBOR + 4.750%, 6.816%, 12/31/2022	1,381,506	1,406,981
Chesapeake Energy Corp., Term Loan, 1-month USD-LIBOR + 7.500%, 9.576%, 8/23/2021	750,000	784,489
Eastern Power LLC, Term Loan B, 1-month USD-LIBOR + 3.750%, 5.826%, 10/2/2023	1,003,357	1,004,816
Energy Transfer Equity LP, Term Loan B, 1-month USD-LIBOR + 2.000%, 4.065%, 2/2/2024	2,362,167	2,365,675
Fieldwood Energy LLC, Second Lien Term Loan, 1-month USD-LIBOR + 7.250%, 9.326%, 4/11/2023	1,000,000	974,165
Gavilan Resources LLC, Second Lien Term Loan, 1-month USD-LIBOR + 6.000%, 8.077%, 3/1/2024	900,000	876,938
Gulf Finance LLC, Term Loan B, 3-month USD-LIBOR + 5.250%, 7.59%, 8/25/2023	710,159	596,093
HFOTCO LLC, Term Loan B, 3-month USD-LIBOR + 2.750%, 5.09%, 6/26/2025	1,703,008	1,706,474
Medallion Midland Acquisition LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.250%, 5.326%, 10/30/2024	316,272	313,900
MEG Energy Corp., Term Loan B, 1-month USD-LIBOR + 3.500%, 5.574%, 12/31/2023	346,394	347,780
Murray Energy Corp., Term Loan B2, 1-month USD-LIBOR + 7.250%, 9.326%, 10/17/2022	758,191	710,804
Seadrill Partners Finco LLC, Term Loan B, 3-month USD-LIBOR + 6.000%, 8.334%, 2/21/2021	729,648	683,538
Ultra Resources, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 5.077%, 4/12/2024	480,000	431,899
		12,203,552
Financials 5.1%
AmWINS Group, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.826%, 1/25/2024	761,855	764,175
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.830%, 1/25/2024	223,145	223,825
Asurion LLC:
Term Loan B4, 1-month USD-LIBOR + 3.000%, 5.076%, 8/4/2022	880,080	885,396
Term Loan B6, 1-month USD-LIBOR + 3.000%, 5.076%, 11/3/2023	1,881,251	1,889,152
Second Lien Term Loan, 1-month USD-LIBOR + 6.500%, 8.576%, 8/4/2025	1,080,000	1,113,296
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B3, 1-month USD-LIBOR + 2.000%, 4.077%, 1/15/2025	2,753,392	2,754,604
Brand Energy & Infrastructure Services, Inc.:
Term Loan, 3-month USD-LIBOR + 4.250%, 6.584%, 6/21/2024	11,616	11,689
Term Loan, 3-month USD-LIBOR + 4.250%, 6.589%, 6/21/2024	370,054	372,406
Term Loan, 3-month USD-LIBOR + 4.250%, 6.597%, 6/21/2024	1,918,215	1,930,405
First Eagle Holdings, Inc., First Lien Term Loan B, 3-month USD-LIBOR + 3.000%, 5.334%, 12/1/2022	951,923	957,577
Forterra Finance LLC, Term Loan B, 1-month USD-LIBOR + 3.000%, 5.076%, 10/25/2023	1,012,127	950,701
Hub International Ltd.:
Term Loan B, 3-month USD-LIBOR + 3.000%, 5.165%, 4/25/2025	3,386	3,386
Term Loan B, 3-month USD-LIBOR + 3.000%, 5.335%, 4/25/2025	1,350,899	1,350,987
LPL Holdings, Inc.:
First Lien Term Loan B, 1-month USD-LIBOR + 2.250%, 4.327%, 9/23/2024	535,330	536,735
First Lien Term Loan B, 3-month USD-LIBOR + 2.250%, 4.640%, 9/23/2024	535,330	536,735
MGM Growth Properties Operating Partnership LP, Term Loan B, 1-month USD-LIBOR + 2.000%, 4.076%, 3/21/2025	977,500	978,517
The Geo Group, Inc., Term Loan B, 1-month USD-LIBOR + 2.000%, 4.08%, 3/22/2024	592,500	590,871
		15,850,457
Health Care 6.7%
Acadia Healthcare Co., Inc.:
Term Loan B3, 1-month USD-LIBOR + 2.500%, 4.576%, 2/11/2022	478,180	481,637
Term Loan B4, 1-month USD-LIBOR + 2.500%, 4.576%, 2/16/2023	1,881,874	1,895,480
Community Health Systems, Inc., Term Loan H, 3-month USD-LIBOR + 3.250%, 5.563%, 1/27/2021	375,614	370,898
Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 1-month USD-LIBOR + 4.250%, 6.375%, 4/29/2024	1,132,141	1,140,632
Gentiva Health Services, Inc., First Lien Term Loan, 1-month USD-LIBOR + 2.250%, 6.0%, 7/2/2025	1,493,362	1,506,429
Grifols Worldwide Operations U.S.A., Inc., Term Loan, 1-week USD-LIBOR + 2.250%, 4.207%, 1/31/2025	1,580,000	1,588,082
HCA, Inc., Term Loan B10, 1-month USD-LIBOR + 2.000%, 4.076%, 3/13/2025	916,390	922,434
Horizon Pharma, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.250%, 5.375%, 3/29/2024	1,174,696	1,181,674
IQVIA, Inc., Term Loan B2, 3-month USD-LIBOR + 2.000%, 4.334%, 1/17/2025	1,463,727	1,464,642
Mallinckrodt International Finance SA, Term Loan B, 3-month USD-LIBOR + 2.750%, 5.203%, 9/24/2024	1,077,380	1,070,393
MPH Acquisition Holdings LLC, Term Loan B, 3-month USD-LIBOR + 2.750%, 5.084%, 6/7/2023	2,677,619	2,678,744
Parexel International Corp., Term Loan B, 1-month USD-LIBOR + 2.750%, 4.826%, 9/27/2024	2,267,724	2,269,708
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD-LIBOR + 3.000%, 5.081%, 6/1/2025	4,190,112	4,210,266
		20,781,019
Industrials 17.9%
Accudyne Industries LLC, Term Loan, 1-month USD-LIBOR + 3.000%, 5.076%, 8/18/2024	1,879,393	1,887,352
Advantage Sales & Marketing, Inc.:
First Lien Term Loan, 1-month USD-LIBOR + 3.250%, 5.326%, 7/23/2021	582,820	546,578
Second Lien Term Loan, 1-month USD-LIBOR + 6.500%, 8.576%, 7/25/2022	250,000	209,688
Aleris International, Inc., Term Loan, 1-month USD-LIBOR + 4.750%, 6.826%, 2/27/2023	500,000	507,893
American Airlines, Inc., Term Loan, 1-month USD-LIBOR + 2.000%, 4.063%, 12/14/2023	1,315,000	1,307,603
Beacon Roofing Supply, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 4.321%, 1/2/2025	728,131	725,783
Blackboard, Inc., Term Loan B4, 3-month USD-LIBOR + 5.000%, 7.333%, 6/30/2021	608,197	583,745
BrightView Landscapes LLC:
First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 4.625%, 8/15/2025	360,854	361,846
First Lien Term Loan B, 3-month USD-LIBOR + 2.500%, 4.688%, 8/15/2025	307,370	308,215
Camelot UK Holdco Ltd., Term Loan, 1-month USD-LIBOR + 3.250%, 5.326%, 10/3/2023	2,485,984	2,487,276
Clark Equipment Co., Term Loan B, 3-month USD-LIBOR + 2.000%, 4.334%, 5/18/2024	545,458	545,799
Coach America Holdings, Inc., Letter of Credit, 12-month USD-LIBOR +5.75%, 4/20/2025* (a)	1,693,059	169
Covia Holdings Corp., Term Loan, 3-month USD-LIBOR + 3.750%, 6.05%, 6/1/2025	955,197	946,242
Crossmark Holdings, Inc., Second Lien Term Loan, 3-month USD-LIBOR + 7.500%, 9.834%, 12/21/2020	1,000,000	107,500
DTZ U.S. Borrower LLC, Term Loan B, 1-month USD-LIBOR + 3.250%, 5.319%, 8/15/2025	1,340,000	1,337,072
EWT Holdings III Corp., Term Loan, 1-month USD-LIBOR + 3.000%, 5.076%, 12/20/2024	1,773,189	1,779,288
Filtration Group Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 5.076%, 3/29/2025	631,857	634,953
Flexential Intermediate Corp., First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 5.834%, 8/1/2024	1,353,410	1,332,094
Garda World Security Corp., Term Loan, 3-month USD-LIBOR + 3.500%, 5.8%, 5/24/2024	1,260,018	1,267,370
Gardner Denver, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 4.826%, 7/30/2024	2,271,793	2,281,834
Gates Global LLC, Term Loan B, 3-month USD-LIBOR + 2.750%, 5.084%, 4/1/2024	3,023,794	3,041,982
Generac Power Systems, Inc., First Lien Term Loan, 3-month USD-LIBOR + 1.750%, 3.832%, 5/31/2023	1,728,403	1,732,007
GFL Environmental, Inc., Term Loan B, 3-month USD-LIBOR + 2.750%, 5.084%, 5/30/2025	1,347,597	1,342,826
HB Fuller Co., Term Loan B, 3-month USD-LIBOR + 2.000%, 4.077%, 10/20/2024	3,493,433	3,495,616
Infor (U.S.), Inc., Term Loan B6, 1-month USD-LIBOR + 2.750%, 4.826%, 2/1/2022	2,934,142	2,939,893
Inmar Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 5.576%, 5/1/2024	1,232,637	1,238,548
Kenan Advantage Group, Inc.:
Term Loan, 1-month USD-LIBOR + 3.000%, 5.076%, 7/31/2022	829,937	827,348
Term Loan B, 1-month USD-LIBOR + 3.000%, 5.076%, 7/31/2022	228,462	227,749
Maxar Technologies Ltd., Term Loan B, 1-month USD-LIBOR + 2.750%, 4.83%, 10/4/2024	901,275	883,087
Peabody Energy Corporation, Term Loan, 1-month USD-LIBOR + 2.750%, 4.826%, 3/31/2025	961,589	963,195
Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 2.750%, 4.826%, 11/15/2023	2,676,103	2,677,079
Rexnord LLC, Term Loan B, 3-month USD-LIBOR + 2.000%, 4.065%, 8/21/2024	1,192,109	1,197,325
Sabre GLBL, Inc., Term Loan B, 1-month USD-LIBOR + 2.000%, 4.076%, 2/22/2024	2,081,858	2,086,907
SRS Distribution Inc., 1st Lien Term Loan, 3-month USD-LIBOR + 3.250%, 5.441%, 5/23/2025	770,000	753,568
Staples, Inc., Term Loan B, 3-month USD-LIBOR + 4.000%, 6.343%, 9/12/2024	1,851,013	1,849,032
TransDigm, Inc., Term Loan E, 1-month USD-LIBOR + 2.500%, 4.576%, 5/30/2025	4,275,733	4,271,073
Travelport Finance (Luxembourg) Sarl, Term Loan B, 3-month USD-LIBOR + 2.500%, 4.814%, 3/17/2025	1,644,979	1,645,538
Verscend Holding Corp., Term Loan B, 1-month USD-LIBOR + 4.500%, 6.742%, 8/9/2025	770,769	777,035
Welbilt, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 4.826%, 3/3/2023	2,507,692	2,521,021
Wrangler Buyer Corp., Term Loan B, 1-month USD-LIBOR + 2.750%, 4.826%, 9/27/2024	1,144,314	1,151,752
XPO Logistics, Inc., Term Loan B, 1-month USD-LIBOR + 2.000%, 4.065%, 2/24/2025	830,294	833,312
		55,614,193
Information Technology 11.4%
Almonde, Inc.:
First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 5.576%, 6/13/2024	1,742,972	1,737,621
Second Lien Term Loan, 1-month USD-LIBOR + 7.250%, 9.326%, 6/13/2025	571,428	562,857
BMC Software Finance, Inc.:
Term Loan B, 1-month USD-LIBOR + 3.250%, 5.326%, 9/10/2022	1,250,000	1,252,738
First Lien Term Loan, 1-month USD-LIBOR + 3.250%, 5.326%, 9/10/2022	1,285,627	1,288,339
Change Healthcare Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 4.826%, 3/1/2024	4,243,859	4,250,946
Cypress Intermediate Holdings III, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 5.08%, 4/27/2024	1,730,013	1,731,769
Dell International LLC, Term Loan B, 1-month USD-LIBOR + 2.000%, 4.08%, 9/7/2023	2,919,935	2,922,358
Diebold, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 4.875%, 11/6/2023	419,078	356,845
First Data Corp.:
Term Loan, 1-month USD-LIBOR + 2.000%, 4.066%, 7/8/2022	1,821,059	1,822,306
Term Loan, 1-month USD-LIBOR + 2.000%, 4.066%, 4/26/2024	3,553,292	3,552,173
Kronos, Inc.:
Term Loan B, 2-month USD-LIBOR + 3.000%, 5.162%, 11/1/2023	9,762	9,800
Term Loan B, 3-month USD-LIBOR + 3.000%, 5.343%, 11/1/2023	3,885,448	3,900,504
Second Lien Term Loan, 3-month USD-LIBOR + 8.250%, 10.593%, 11/1/2024	1,000,000	1,026,875
MA FinanceCo., LLC, Term Loan B3, 1-month USD-LIBOR + 2.500%, 4.576%, 6/21/2024	141,167	141,167
PSAV Holdings LLC:
First Lien Term Loan, 2-month USD-LIBOR + 3.250%, 5.543%, 3/1/2025	278,902	276,752
First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 5.587%, 3/1/2025	274,330	272,215
First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 5.591%, 3/1/2025	454,690	451,184
Riverbed Technology, Inc., Term Loan, 1-month USD-LIBOR + 3.250%, 5.33%, 4/24/2022	817,163	814,017
Rovi Solutions Corp., Term Loan B, 1-month USD-LIBOR + 2.500%, 4.58%, 7/2/2021	450,761	449,447
Seattle Spinco, Inc., USD Term Loan B3, 1-month USD-LIBOR + 2.500%, 4.576%, 6/21/2024	953,333	953,333
SS&C Technologies Holdings Europe Sarl, Term Loan B4, 1-month USD-LIBOR + 2.250%, 4.326%, 4/16/2025	384,017	384,737
SS&C Technologies, Inc.:
Term Loan B5, 2.5%, 4/16/2025	504,000	504,789
Term Loan B3, 1-month USD-LIBOR + 2.250%, 4.326%, 4/16/2025	987,190	989,041
Tempo Acquisition LLC, Term Loan, 1-month USD-LIBOR + 3.000%, 5.076%, 5/1/2024	2,470,025	2,478,633
Verifone Systems, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.000%, 6.322%, 8/20/2025	1,758,080	1,764,233
Worldpay, LLC, First Lien Term Loan B4, 1-month USD-LIBOR + 1.750%, 3.813%, 8/9/2024	1,275,484	1,277,417
		35,172,096
Materials 12.0%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3-month USD-LIBOR + 1.750%, 4.084%, 6/1/2024	997,500	999,495
Berry Global, Inc., Term Loan S, 3-month USD-LIBOR + 1.750%, 3.936%, 2/8/2020	1,195,017	1,196,373
BWAY Holding Co., Term Loan B, 3-month USD-LIBOR + 3.250%, 5.581%, 4/3/2024	2,278,650	2,272,953
Consolidated Container Co., LLC, First Lien Term Loan, 1-month USD-LIBOR + 2.750%, 4.826%, 5/22/2024	833,711	836,524
CPG International, Inc., Term Loan, 6-month USD-LIBOR + 3.750%, 6.251%, 5/3/2024	483,254	487,333
Diamond (BC) BV, Term Loan, 1-month USD-LIBOR + 3.000%, 5.076%, 9/6/2024	1,514,464	1,484,175
Flex Acquisition Co., Inc., 1st Lien Term Loan, 3-month USD-LIBOR + 3.000%, 5.337%, 12/29/2023	832,891	831,072
INEOS Styrolution Group GmbH, Term Loan, 3-month USD-LIBOR + 2.000%, 4.334%, 3/30/2024	1,022,719	1,022,719
Ineos U.S. Finance LLC, Term Loan B, 2-month USD-LIBOR + 2.000%, 4.169%, 3/31/2024	1,635,890	1,636,798
MacDermid, Inc., Term Loan B6, 1-month USD-LIBOR + 3.000%, 5.076%, 6/7/2023	3,241,296	3,256,919
Minerals Technologies, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.250%, 4.320%, 2/14/2024	1,481,469	1,488,876
Term Loan B, 3-month USD-LIBOR + 2.250%, 4.590%, 2/14/2024	501,343	503,850
New Arclin U.S. Holding Corp., Term Loan, 3-month USD-LIBOR + 3.500%, 5.834%, 2/14/2024	1,033,197	1,040,730
Proampac PG Borrower LLC:
First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 5.567%, 11/18/2023	702,327	701,231
First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 5.81%, 11/18/2023	432,233	431,558
First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 5.84%, 11/18/2023	347,322	346,780
First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 5.843%, 11/18/2023	446,024	445,328
Reynolds Group Holdings, Inc., Term Loan, 1-month USD-LIBOR + 2.750%, 4.826%, 2/5/2023	5,547,865	5,572,137
SIG Combibloc U.S. Acquisition, Inc., Term Loan, 1-month USD-LIBOR + 2.750%, 4.826%, 3/13/2022	2,761,832	2,775,448
Tronox Blocked Borrower LLC, Term Loan B, 1-month USD-LIBOR + 3.000%, 5.076%, 9/22/2024	1,469,433	1,476,780
Tronox Finance LLC, Term Loan B, 1-month USD-LIBOR + 3.000%, 5.076%, 9/22/2024	3,390,999	3,407,954
U.S. Silica Co., Term Loan B, 1-month USD-LIBOR + 4.000%, 6.125%, 5/1/2025	847,875	848,172
Univar Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 4.326%, 7/1/2024	4,106,996	4,121,432
		37,184,637
Telecommunication Services 10.4%
CenturyLink, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 4.826%, 1/31/2025	4,226,255	4,182,408
Colorado Buyer, Inc.:
Term Loan B, 3-month USD-LIBOR + 3.000%, 5.09%, 5/1/2024	742,500	747,141
Second Lien Term Loan, 3-month USD-LIBOR + 7.250%, 9.34%, 5/1/2025	350,000	351,167
Communications Sales & Leasing, Inc., Term Loan B, 1-month USD-LIBOR + 3.000%, 5.076%, 10/24/2022	1,458,892	1,399,442
Consolidated Communications, Inc., Term Loan B, 1-month USD-LIBOR + 3.000%, 5.08%, 10/4/2023	495,621	488,447
Frontier Communications Corp., Term Loan B1, 1-month USD-LIBOR + 3.750%, 5.83%, 6/15/2024	2,374,759	2,302,531
Intelsat Jackson Holdings SA, Term Loan B3, 1-month USD-LIBOR + 3.750%, 5.815%, 11/27/2023	3,000,000	3,018,135
Level 3 Financing, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 4.317%, 2/22/2024	3,825,000	3,834,027
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 4.625%, 2/2/2024	5,176,820	5,185,440
Telesat Canada, Term Loan B4, 3-month USD-LIBOR + 2.500%, 4.84%, 11/17/2023	3,751,972	3,763,715
Windstream Services LLC:
Term Loan B7, 1-month USD-LIBOR + 3.250%, 5.31%, 2/17/2024	717,699	625,833
Term Loan B6, 1-month USD-LIBOR + 4.000%, 6.06%, 3/29/2021	637,643	596,196
Zayo Group LLC, Term Loan, 1-month USD-LIBOR + 2.250%, 4.326%, 1/19/2024	4,170,199	4,190,800
Ziggo Secured Finance Partnership, Term Loan E, 1-month USD-LIBOR + 2.500%, 4.563%, 4/15/2025	1,700,000	1,673,701
		32,358,983
Utilities 2.6%
Astoria Energy LLC, Term Loan B, 1-month USD-LIBOR + 4.000%, 6.08%, 12/24/2021	805,119	812,248
Calpine Corp.:
Term Loan B6, 3-month USD-LIBOR + 2.500%, 4.84%, 1/15/2023	1,930,303	1,935,901
Term Loan B5, 3-month USD-LIBOR + 2.500%, 4.84%, 1/15/2024	1,659,651	1,663,883
ExGen Renewables IV LLC, Term Loan B, 3-month USD-LIBOR + 3.000%, 5.32%, 11/28/2024	305,362	306,889
NRG Energy, Inc., Term Loan B, 3-month USD-LIBOR + 1.750%, 4.084%, 6/30/2023	1,625,704	1,626,387
Vistra Energy Corp.:
First Lien Term Loan B3, 1-month USD-LIBOR + 2.000%, 4.060%, 12/31/2025	1,207,317	1,206,218
First Lien Term Loan B3, 1-month USD-LIBOR + 2.000%, 4.076%, 12/31/2025	442,683	442,280
		7,993,806
Total Loan Participations and Assignments (Cost $298,165,842)		292,395,792
Corporate Bonds 0.3%
Energy 0.2%
Chesapeake Energy Corp., 6.125%, 2/15/2021	598,000	609,960
Materials 0.1%
Hexion, Inc., 6.625%, 4/15/2020	500,000	473,125
Total Corporate Bonds (Cost $1,053,598)		1,083,085
	Shares	Value ($)
Common Stocks 0.0%
Consumer Staples 0.0%
Fairway Group Acquisition Co. * (a)	36,771	368
Information Technology 0.0%
Answers Corp.	2,219	11,095
Total Common Stocks (Cost $715,073)		11,463
Warrant 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022 * (a) (Cost $713,596)	6,166	0
Exchange-Traded Fund 3.6%
Invesco Senior Loan ETF (Cost $11,091,696)	479,250	11,051,505
Cash Equivalent 3.3%
DWS Central Cash Management Government Fund, 1.96% (b) (Cost $10,160,173)	10,160,173	10,160,173
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $321,899,978)	101.5	314,702,018
Other Assets and Liabilities, Net	(1.5)	(4,676,877)
Net Assets	100.0	310,025,141

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended August 31, 2018 are as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
Cash Equivalent 3.3%

DWS Central Cash Management Government Fund, 1.96% (b)
13,798,885	36,792,203	40,430,915	—	—	39,368	—	10,160,173	10,160,173

The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Coach America Holdings, Inc.*	12-month USD-LIBOR plus 5.75%	4/20/2025	1,693,059	USD	1,676,325	169
Fairway Group Acquisition Co.*	4.0% PIK	10/3/2021	2,203,511	USD	1,972,550	22,035
Fairway Group Acquisition Co.*	4.5% PIK	1/3/2020	2,493,048	USD	2,259,367	249,305
iHeartCommunications, Inc.*	6.75%	1/30/2019	890,000	USD	777,890	667,625
					6,686,132	939,134

*	Non-income producing security.
**	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of August 31, 2018.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prime Rate: Interest rate charged by banks to their most credit worthy customers.

At August 31, 2018, the Fund had unfunded loan commitments of $167,403, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized (Depreciation) ($)
GFL Environmental, Inc., Term Delay Draw, 5/30/2025	167,403	166,811	(592)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (c)
Loan Participations and Assignments	$—	$291,417,592	$978,200	$292,395,792
Corporate Bonds	—	1,083,085	—	1,083,085
Common Stocks (c)	—	11,095	368	11,463
Warrant	—	—	0	0
Exchange-Traded Funds	11,051,505	—	—	11,051,505
Short-Term Investments	10,160,173	—	—	10,160,173
Total	$21,211,678	$292,511,772	$978,568	$314,702,018
Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitments	$—	$(592)	$—	$(592)
Total	$—	$(592)	$—	$(592)

During the period ended August 31, 2018, the amount of transfers between Level 2 & Level 3 was $441,170. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity

Transfers between price levels are recognized at the beginning of the reporting period.

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	October 23, 2018